Short-term Investments - Classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term Investments
Time deposits and held-to-maturity debt securities	¥ 210,368,027	$ 28,820,302	¥ 139,740,216
Equity securities	44,479,404	6,093,653	17,151,086
Available-for-sale debt securities	6,319,014	865,701
Other debt investments	12,625,411	1,729,674	524,063
Short-term investments, Total	¥ 273,791,856	$ 37,509,330	¥ 157,415,365